ACCRUED LIABILITIES AND OTHER PAYABLES (Tables)	12 Months Ended
Dec. 31, 2013
Accrued Liabilities and Other Payables [Abstract]
Accrued Liabilities and Other Payables [Table Text Block]
Accrued liabilities and other payables consist of the following:

	December 31,
	2013	2012

Wages and welfare payables	$166,799	$52,938
Accrued expenses	182,620	194,331
Other payables	1,603,408	1,612,385
	$1,952,827	$1,859,654